S000026479 [Member] Investment Objectives and Goals - MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks total return consisting of a combination of income and capital appreciation.